Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Long-term Loans and Borrowings
The long-term loans and borrowings consist of the following:

		Final maturity (financial year)	As at
Currency	Interest rate		March 31, 2021	March 31, 2020
US dollars	3M USD LIBOR+0.95%	2022	16,800	33,600

Total			16,800	33,600
Less: Debt issuance cost			(52)	(178)
Total			16,748	33,422

Current portion of long-term debt			$16,748	$16,674
Long-term debt			$—	$16,748